Segment And Geographic Information (Schedule Of Segment Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 20,284,949	¥ 19,549,067	¥ 19,389,699
Operating Segments
Segment Reporting Information [Line Items]
Consolidated total assets	29,592,314	28,564,692	27,759,210
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,162,076	7,337,100	7,458,775
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	2,314,780	1,871,626	1,770,522
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,676,820	7,336,070	7,090,883
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,774,562	1,597,446	1,515,686
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated total assets	10,664,076	10,422,450	9,923,344
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (9,307,365)	¥ (9,015,625)	¥ (8,369,511)